CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 336,288	$ 48,088	¥ (8,229)	¥ (156,250)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	116,296	16,630	267,063	333,731
Noncash lease expense	67,030	9,585	53,061	47,075
Loss on the disposal of property and equipment	2,569	367	3,764	5,347
Provision for allowance for credit losses	21,363	3,055	13,147	24,672
Write-down of inventories	14,708	2,103	11,267	45,749
Share of loss in equity method investments	67,261	9,618	64,664	50,374
Impairment loss of equity securities	14,173	2,027
Unrealized fair value change of investments	1,569	224	35,593	4,773
Share-based compensation	52,877	7,562	166,741	134,402
Foreign exchange losses (gains)	(2,685)	(384)	3,000	10,106
Changes in operating assets and liabilities:
Inventories	(571,419)	(81,712)	461,547	(629,436)
Accounts receivables	(71,417)	(10,213)	(4,292)	93,808
Prepayments and other receivables, net	(395,268)	(56,523)	(26,346)	(49,904)
Amount due from related parties, net	(294,231)	(42,074)	(33,616)	25,661
Funds receivable from third party payment service providers	(148,151)	(21,185)	19,974	63,170
Other non-current assets	(32,332)	(4,623)	(1,303)	(5,180)
Accounts payable	164,266	23,490	(360,937)	458,957
Contract liabilities	132,937	19,010	(20,881)	(75,654)
Accrued expenses and other current liabilities	105,770	15,125	43,045	(89,672)
Accrued payroll and welfare	10,211	1,460	33,322	13,903
Amount due to related parties	68,494	9,795	31,698	30,428
Operating lease liabilities	(67,986)	(9,722)	(51,061)	(48,508)
Deferred tax liabilities	(6,892)	(986)	(58,414)	(43,654)
Net cash provided by (used in) operating activities	(414,569)	(59,283)	642,807	243,898
Cash flows from investing activities:
Purchase of property, plant and equipment	(144,280)	(20,632)	(59,857)	(85,183)
Proceeds from disposal of property and equipment	5,736	820	1,525	1,243
Purchases of short-term investments	(275,000)	(39,324)	(421,635)	(421,798)
Purchases of long-term investments	(14,850)	(2,124)	(150,181)	(120,900)
Proceeds from maturity of short-term investments	290,242	41,504	210,000	792,179
Loans to related parties	(485,000)	(69,354)	(183,953)	(95,000)
Loans to third parties			(27,200)	(131,691)
Collection of loan repayments from related parties	485,000	69,354	190,000	95,000
Collection of deposits on loans from third parties				124,163
Collection of loan repayments from third parties	2,000	286	16,900	14,000
Cash provided by (used in) investing activities	(136,152)	(19,470)	(424,401)	172,013
Cash flows from financing activities:
Proceeds from short-term borrowings	563,855	80,630	844,627	623,915
Repayment for short-term borrowings	(466,000)	(66,637)	(969,558)	(397,966)
Deferred finance cost	(21,717)	(3,106)
Proceeds from exercise of options	2,456	351	1,518	2,822
Repurchase of ordinary shares	(92,274)	(13,195)	(184,295)	(160,068)
Cash provided by (used in) financing activities	(13,680)	(1,957)	(307,708)	68,703
Effect of foreign exchange rate changes on cash and cash equivalents	179	26	1,289	2,456
Net (decrease) increase in cash, cash equivalents	(564,222)	(80,684)	(88,013)	487,070
Cash, cash equivalent and restricted cash at the beginning of the year	2,102,683	300,680	2,190,696	1,703,626
Cash, cash equivalent and restricted cash at the end of the year	1,538,461	219,996	2,102,683	2,190,696
Cash and cash equivalents	1,537,461	219,854	1,970,183	1,978,696
Restricted cash	500		132,000	210,000
Restricted cash included in the other non-current assets	500		500	2,000
Supplemental cash flow disclosures of operations:
Interest expenses paid	6,038	863	15,016	7,056
Cash paid for amounts included in the measurement of operating lease liabilities	68,823	9,842	50,962	49,335
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	71,894	10,281	124,959	28,003
Supplemental disclosure of non-cash investing and financing activities:
Payable for purchase of property and equipment	¥ (2,906)	$ (416)	¥ (2,273)	¥ (2,253)